PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of property, plant and equipment, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property plant and equipment net
Property, plant and equipment, gross	¥ 433,324		¥ 262,724
Less: accumulated depreciation	(196,892)		(116,731)
Property, plant and equipment, net	236,432	$ 34,279	145,993
Construction in progress
Property plant and equipment net
Property, plant and equipment, gross	166,480		76,440
Computers and equipment
Property plant and equipment net
Property, plant and equipment, gross	266,085		185,776
Vehicle
Property plant and equipment net
Property, plant and equipment, gross	¥ 759		¥ 508